UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (96.23%)
CONSUMER DISCRETIONARY – (12.30%)
Consumer Durables & Apparel – (1.96%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	91,500	$5,737,122
Hunter Douglas NV (Netherlands)	94,779	4,108,218
		9,845,340
Media – (5.81%)
Grupo Televisa S.A.B., ADR (Mexico)	84,660	1,784,633
News Corp., Class A	197,100	3,881,884
Walt Disney Co.	535,810	23,457,762
		29,124,279
Retailing – (4.53%)
Groupon, Inc. *	403,100	7,413,009
Netflix Inc. *	86,900	9,997,845
Tiffany & Co.	62,300	4,306,799
Vipshop Holdings Ltd., ADS (China)*	229,720	1,008,471
		22,726,124
	Total Consumer Discretionary	61,695,743
CONSUMER STAPLES – (12.42%)
Food & Staples Retailing – (5.62%)
CVS Caremark Corp.	294,980	13,215,104
Sysco Corp.	287,600	8,587,736
Wal-Mart Stores, Inc.	105,000	6,426,000
		28,228,840
Food, Beverage & Tobacco – (5.58%)
Coca-Cola Co.	223,090	16,510,891
Heineken Holding NV (Netherlands)	57,265	2,680,738
Kellogg Co.	90,000	4,826,700
Philip Morris International Inc.	44,700	3,960,867
		27,979,196
Household & Personal Products – (1.22%)
Procter & Gamble Co.	90,800	6,102,668
	Total Consumer Staples	62,310,704
ENERGY – (3.64%)
Exxon Mobil Corp.	105,900	9,184,707
Schlumberger Ltd.	130,000	9,090,900
	Total Energy	18,275,607
FINANCIALS – (21.56%)
Banks – (4.54%)
Commercial Banks – (4.54%)
U.S. Bancorp	208,120	6,593,242
Wells Fargo & Co.	474,100	16,185,774
		22,779,016
Diversified Financials – (9.02%)
Capital Markets – (2.00%)
CETIP S.A. - Mercados Organizado (Brazil)	266,000	4,415,240
Charles Schwab Corp.	390,700	5,614,359
		10,029,599
Diversified Financial Services – (7.02%)
JPMorgan Chase & Co.	166,200	7,641,876

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Oaktree Capital Group LLC, Class A (a)	626,590	$27,569,960
		35,211,836
		45,241,435
Insurance – (8.00%)
Multi-line Insurance – (0.70%)
Loews Corp.	87,900	3,504,573
Property & Casualty Insurance – (6.09%)
Berkshire Hathaway Inc., Class B *	207,081	16,804,623
Chubb Corp.	62,100	4,291,731
Markel Corp. *	21,147	9,493,734
		30,590,088
Reinsurance – (1.21%)
Alleghany Corp. *	18,469	6,078,148
		40,172,809
	Total Financials	108,193,260
HEALTH CARE – (5.72%)
Health Care Equipment & Services – (2.63%)
IDEXX Laboratories, Inc. *	72,310	6,326,041
Medtronic, Inc.	175,000	6,858,250
		13,184,291
Pharmaceuticals, Biotechnology & Life Sciences – (3.09%)
Agilent Technologies, Inc.	50,334	2,240,366
Eli Lilly and Co.	133,600	5,380,072
Johnson & Johnson	97,300	6,417,908
Techne Corp.	20,890	1,464,076
		15,502,422
	Total Health Care	28,686,713
INDUSTRIALS – (15.30%)
Capital Goods – (9.22%)
3M Co.	62,800	5,602,388
ABB Ltd., ADR (Switzerland)	67,820	1,384,206
Blount International, Inc. *	230,378	3,842,705
Deere & Co.	65,000	5,258,500
Emerson Electric Co.	125,000	6,522,500
PACCAR Inc.	283,200	13,260,840
Pentair, Inc.	40,000	1,904,400
Schindler Holding AG - Participation Certificate (Switzerland)	70,700	8,505,617
		46,281,156
Commercial & Professional Services – (2.62%)
Nielsen Holdings NV *	397,320	11,975,225
RPX Corp. *	68,440	1,161,084
		13,136,309
Transportation – (3.46%)
FedEx Corp.	51,800	4,763,528
Kuehne & Nagel International AG (Switzerland)	92,976	12,576,016
		17,339,544
	Total Industrials	76,757,009

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (20.74%)
Semiconductors & Semiconductor Equipment – (3.48%)
Intel Corp.	233,810	$6,570,061
Texas Instruments Inc.	324,530	10,909,076
		17,479,137
Software & Services – (15.47%)
Automatic Data Processing, Inc.	66,300	3,659,429
Google Inc., Class A *	52,233	33,499,373
International Business Machines Corp.	32,214	6,721,451
Microsoft Corp.	416,360	13,425,528
Oracle Corp.	312,200	9,102,191
SAP AG, ADR (Germany)	57,061	3,983,999
Youku Inc., ADR (China)*	328,620	7,226,354
		77,618,325
Technology Hardware & Equipment – (1.79%)
Hewlett-Packard Co.	317,564	7,567,550
Nokia Oyj, ADR (Finland)	256,500	1,408,185
		8,975,735
	Total Information Technology	104,073,197
MATERIALS – (3.85%)
Air Products and Chemicals, Inc.	16,700	1,533,060
Sherwin-Williams Co.	49,400	5,368,298
Sigma-Aldrich Corp.	169,600	12,389,280
Sino-Forest Corp. (Canada)*	960,530	0
	Total Materials	19,290,638
TELECOMMUNICATION SERVICES – (0.70%)
America Movil SAB de C.V., Series L, ADR (Mexico)	141,440	3,511,955
	Total Telecommunication Services	3,511,955
TOTAL COMMON STOCK – (Identified cost $404,323,701)		482,794,826
STOCK WARRANTS – (0.59%)
FINANCIALS – (0.59%)
Banks – (0.59%)
Commercial Banks – (0.59%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	293,350	2,951,101
TOTAL STOCK WARRANTS – (Identified cost $2,336,989)		2,951,101

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (3.05%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $5,080,051 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $5,181,600)	$5,080,000	$5,080,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $10,239,154 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $10,443,780)	10,239,000	10,239,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,319,000)	15,319,000
Total Investments – (99.87%) – (Identified cost $421,979,690) – (b)		501,064,927
Other Assets Less Liabilities – (0.13%)		660,987
Net Assets – (100.00%)		$501,725,914
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $27,569,960 or 5.50% of the Fund's net assets as of March 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $431,717,282. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$94,054,258
	Unrealized depreciation	(24,706,613)
Net unrealized appreciation		$69,347,645
Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2012 (Unaudited)

	Principal	Value
GOVERNMENT AGENCY NOTES – (0.62%)
Fannie Mae, 4.00%, 01/28/13	$400,000	$412,535
Federal Home Loan Bank, 5.30%, 06/15/12	596,896	601,080
TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $999,982)		1,013,615
MORTGAGES – (97.59%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (63.14%)
Fannie Mae, 4.50%, 01/25/14	111,594	114,533
Fannie Mae, 4.00%, 09/25/17	169,970	170,997
Fannie Mae, 4.00%, 01/25/19	813,062	849,499
Fannie Mae, 4.00%, 02/25/19	1,702,964	1,794,289
Fannie Mae, 4.00%, 04/25/19	5,000,000	5,339,192
Fannie Mae, 4.00%, 07/25/23	2,064,439	2,161,221
Fannie Mae, 4.00%, 11/25/23	1,568,846	1,643,901
Fannie Mae, 3.50%, 09/25/36	916,060	960,022
Fannie Mae, 0.4418%, 02/25/37 (a)	180,387	178,203
Fannie Mae, 0.4918%, 03/25/37 (a)	1,457,168	1,453,695
Fannie Mae, 0.7418%, 06/25/38 (a)	732,589	736,303
Fannie Mae Whole Loan, 5.31%, 08/25/33	406,263	412,819
Fannie Mae Whole Loan, 5.09%, 11/25/43	3,677,715	3,898,271
Fannie Mae Whole Loan, 6.2075%, 08/25/47 (a)	705,967	796,193
Freddie Mac, 4.00%, 01/15/17	156,108	157,524
Freddie Mac, 3.50%, 01/15/18	275,053	284,163
Freddie Mac, 5.00%, 01/15/18	23,288	23,304
Freddie Mac, 4.50%, 05/15/18	3,886,744	4,116,167
Freddie Mac, 4.00%, 06/15/18	504,425	508,536
Freddie Mac, 4.50%, 07/15/18	1,107,299	1,173,700
Freddie Mac, 4.00%, 10/15/18	2,875,000	3,059,831
Freddie Mac, 4.50%, 02/15/19	4,390,000	4,744,002
Freddie Mac, 5.00%, 05/15/19	114,533	115,763
Freddie Mac, 4.50%, 09/15/23	1,877,015	1,986,488
Freddie Mac, 3.50%, 02/15/24	2,966,494	3,110,324
Freddie Mac, 1.30%, 03/15/24 (a)	2,878,102	2,931,715
Freddie Mac, 3.50%, 07/15/24	2,226,512	2,317,254
Freddie Mac, 3.50%, 04/15/25	2,768,836	2,911,005
Freddie Mac, 4.00%, 01/15/26	4,064,948	4,319,053
Freddie Mac, 4.00%, 01/15/28	3,585,300	3,757,794
Freddie Mac, 4.50%, 06/15/29	10,172	10,179
Freddie Mac, 4.50%, 04/15/32	2,500,000	2,607,568
Freddie Mac, 6.00%, 01/15/33	295,893	301,985
Freddie Mac, 4.25%, 06/15/33	138,036	139,088
Freddie Mac, 5.00%, 01/15/34	2,944,556	3,025,441
Freddie Mac, 5.50%, 02/15/34	986,991	1,004,048
Freddie Mac, 4.50%, 08/15/36	2,388,472	2,546,052
Freddie Mac, 4.00%, 03/15/37	4,510,412	4,832,809
Freddie Mac, 0.6418%, 11/15/37 (a)	3,578,533	3,595,779
Freddie Mac, 4.00%, 01/15/38	4,568,986	4,920,371
Freddie Mac Reference REMIC, 5.125%, 06/15/18	948,162	962,026
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	767,614	874,928

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 4.50%, 10/20/20	$704,937	$713,902
Ginnie Mae, 4.00%, 11/20/30	1,915,617	1,945,931
Ginnie Mae, 5.00%, 02/16/32	1,453,708	1,473,355
Ginnie Mae, 4.00%, 05/20/33	4,214,363	4,464,369
Ginnie Mae, 3.536%, 09/16/35	5,179,787	5,410,076
Ginnie Mae, 3.421%, 11/16/35	5,361,207	5,580,616
Ginnie Mae, 6.1411%, 04/20/37 (a)	3,138,855	3,543,406
	Total Collateralized Mortgage Obligations	103,977,690
FANNIE MAE POOLS – (25.25%)
4.563%, 01/01/15, Pool No. 725788	1,100,548	1,168,918
6.00%, 09/01/17, Pool No. 665776	1,165,125	1,260,265
5.00%, 03/01/18, Pool No. 357369	509,992	552,098
4.50%, 08/01/18, Pool No. 254833	1,007,032	1,082,202
4.00%, 01/01/19, Pool No. 976841	748,915	796,401
3.50%, 09/01/20, Pool No. MA0521	1,716,903	1,815,357
0.736%, 11/01/20, Pool No. 466582 (b)	4,085,000	4,101,575
3.00%, 12/01/20, Pool No. MA0605	3,713,175	3,853,225
3.50%, 01/01/21, Pool No. MA0629	2,327,057	2,460,499
4.00%, 07/01/25, Pool No. AD7151	2,226,734	2,360,269
6.50%, 07/01/32, Pool No. 635069	123,216	140,035
1.85%, 10/01/32, Pool No. 648917 (b)	945,384	972,201
3.444%, 05/01/35, Pool No. 826242 (b)	640,471	680,106
3.155%, 08/01/35, Pool No. AE0866 (b)	3,776,604	3,996,798
2.427%, 09/01/35, Pool No. AL0510 (b)	4,502,452	4,760,999
2.835%, 11/01/35, Pool No. AL0130 (b)	3,227,528	3,443,203
4.827%, 01/01/36, Pool No. 848973 (b)	572,390	617,672
5.623%, 04/01/36, Pool No. 851605 (b)	703,334	751,792
2.519%, 11/01/36, Pool No. AE0870 (b)	1,672,891	1,788,867
6.50%, 09/01/37, Pool No. AA0924	1,825,419	2,079,161
2.673%, 03/01/39, Pool No. AE0362 (b)	2,803,194	2,908,501
	Total Fannie Mae Pools	41,590,144
FREDDIE MAC POOLS – (6.51%)
5.00%, 05/01/12, Pool No. M80971	416,215	417,970
4.00%, 12/01/12, Pool No. M81008	185,382	187,838
5.50%, 12/01/18, Pool No. G11684	696,395	754,544
5.50%, 06/01/22, Pool No. G12688	453,410	491,553
4.00%, 05/01/24, Pool No. J09596	1,926,621	2,038,666
2.512%, 12/01/34, Pool No. 1H1238 (b)	342,114	364,605
2.568%, 04/01/36, Pool No. 848422 (b)	769,470	823,006
5.759%, 10/01/38, Pool No. 1Q1289 (b)	5,124,560	5,647,677
	Total Freddie Mac Pools	10,725,859
GINNIE MAE POOLS – (2.69%)
5.00%, 10/20/40, Pool No. 783539	4,000,000	4,423,375
	Total Ginnie Mae Pools	4,423,375
TOTAL MORTGAGES – (Identified cost $159,359,479)		160,717,068

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
OTHER AGENCIES – (0.18%)
Housing Urban Development, 6.00%, 08/01/20	$300,000	$304,890
	TOTAL OTHER AGENCIES – (Identified cost $303,969)	304,890
SHORT-TERM INVESTMENTS – (3.04%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $1,658,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $1,691,160)	1,658,000	1,658,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $3,341,050 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $3,407,820)	3,341,000	3,341,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,999,000)	4,999,000
Total Investments – (101.43%) – (Identified cost $165,662,430) – (c)		167,034,573
Liabilities Less Other Assets – (1.43%)		(2,352,788)
Net Assets – (100.00%)		$164,681,785

(a)
The interest rates on floating rate securities, shown as of March 31, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2012, may change daily or less frequently and are based on indices of market interest rates.
(c)	Aggregate cost for federal income tax purposes is $165,662,430. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,860,069
	Unrealized depreciation	(487,926)
	Net unrealized appreciation	$1,372,143
Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2012 (Unaudited)

	Principal	Value
FANNIE MAE – (12.27%)
1.00%, 04/04/12	$4,500,000	$4,500,301
4.875%, 05/18/12	220,000	221,340
1.25%, 06/22/12	5,000,000	5,012,871
0.2318%, 07/26/12 (a)	4,250,000	4,250,410
1.75%, 08/10/12	1,695,000	1,704,650
0.32%, 09/13/12 (a)	9,000,000	9,005,343
0.2718%, 10/18/12 (a)	2,300,000	2,301,422
0.29%, 12/03/12 (a)	3,000,000	3,003,061
TOTAL FANNIE MAE – (Identified cost $29,999,398)		29,999,398
FDIC STRUCTURED SALE GUARANTEED NOTES – (2.43%)
Class A-2, 144A, 0.1998%, 10/25/12 (b)(c)	5,000,000	4,994,342
Series 2010-L3, Class A-2, 144A, 0.2973%, 01/07/13 (b)(c)	950,000	947,846
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $5,942,188)		5,942,188
FEDERAL FARM CREDIT BANK – (10.45%)
0.15%, 04/20/12 (a)	4,500,000	4,500,000
0.34%, 06/21/12 (a)	750,000	750,235
0.186%, 07/27/12 (a)	9,000,000	9,000,000
0.216%, 10/19/12 (a)	3,800,000	3,799,791
0.176%, 01/28/13 (a)	5,000,000	4,995,466
0.196%, 02/21/13 (a)	2,500,000	2,500,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $25,545,492)		25,545,492
FEDERAL HOME LOAN BANK – (19.32%)
5.75%, 05/15/12	205,000	206,385
1.375%, 06/08/12	3,000,000	3,007,038
0.25%, 06/21/12	1,000,000	1,000,305
0.14%, 06/22/12 (a)	13,000,000	12,999,545
0.145%, 07/02/12 (a)	4,500,000	4,500,000
0.14%, 07/18/12 (a)	9,000,000	9,000,000
1.75%, 08/22/12	3,000,000	3,019,346
0.19%, 11/21/12	5,500,000	5,502,031
0.30%, 01/11/13	4,500,000	4,500,000
0.25%, 03/28/13	3,500,000	3,499,340
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $47,233,990)		47,233,990
FREDDIE MAC – (5.69%)
0.2218%, 05/11/12 (a)	4,500,000	4,500,154
5.00%, 08/15/12	2,290,000	2,331,360
1.00%, 08/28/12	4,070,000	4,084,126
2.125%, 09/21/12	1,327,000	1,339,093
0.30%, 01/24/13 (a)	1,640,000	1,640,812
TOTAL FREDDIE MAC – (Identified cost $13,895,545)		13,895,545

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
OTHER AGENCIES – (6.12%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (c)	$4,500,000	$4,498,117
FICO Strip, 0.1503%, 06/27/12 (c)	4,601,000	4,599,364
FICO Strip, 0.2898%, 03/26/13 (c)	1,834,000	1,828,784
Tennessee Valley Authority, 6.79%, 05/23/12	4,000,000	4,037,833
	TOTAL OTHER AGENCIES – (Identified cost $14,964,098)	14,964,098
PRIVATE EXPORT FUNDING – (0.62%)
5.685%, 05/15/12	1,500,000	1,510,095
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,510,095)	1,510,095
REPURCHASE AGREEMENTS – (43.19%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $35,015,350 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $35,715,300)	35,015,000	35,015,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $70,573,059 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $71,983,440)	70,572,000	70,572,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $105,587,000)	105,587,000
Total Investments – (100.09%) – (Identified cost $244,677,806) – (d)		244,677,806
Liabilities Less Other Assets – (0.09%)		(227,584)
Net Assets – (100.00%)		$244,450,222

(a)
The interest rates on floating rate securities, shown as of March 31, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $5,942,188 or 2.43% of the Fund's net assets as of March 31, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)	Aggregate cost for federal income tax purposes is $244,677,806.
Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.67%)
CONSUMER DISCRETIONARY – (1.60%)
Retailing – (1.60%)
Bed Bath & Beyond Inc. *	130,000	$8,552,700
	Total Consumer Discretionary	8,552,700
CONSUMER STAPLES – (2.65%)
Food & Staples Retailing – (2.65%)
CVS Caremark Corp.	315,500	14,134,400
	Total Consumer Staples	14,134,400
ENERGY – (1.55%)
Canadian Natural Resources Ltd. (Canada)	248,490	8,244,898
	Total Energy	8,244,898
FINANCIALS – (82.87%)
Banks – (16.62%)
Commercial Banks – (16.62%)
ICICI Bank Ltd., ADR (India)	121,697	4,243,575
SKBHC Holdings LLC *(a)	1,604	7,287,963
State Bank of India Ltd., GDR (India)	332,813	27,373,869
U.S. Bancorp	101,671	3,220,937
Wells Fargo & Co.	1,363,319	46,543,711
		88,670,055
Diversified Financials – (42.69%)
Capital Markets – (19.06%)
Ameriprise Financial, Inc.	111,554	6,373,080
Bank of New York Mellon Corp.	1,193,374	28,796,115
Brookfield Asset Management Inc., Class A (Canada)	680,090	21,470,441
Charles Schwab Corp.	95,998	1,379,491
Goldman Sachs Group, Inc.	138,492	17,224,250
Julius Baer Group Ltd. (Switzerland)	655,068	26,443,645
		101,687,022
Consumer Finance – (10.79%)
American Express Co. (b)	967,182	55,961,150
First Marblehead Corp. *	1,305,032	1,592,139
		57,553,289
Diversified Financial Services – (12.84%)
Bank of America Corp.	121,264	1,160,496
Cielo S.A. (Brazil)	196,920	6,676,370
Oaktree Capital Group LLC, Class A (a)	972,000	42,768,000
Visa Inc., Class A	151,737	17,904,966
		68,509,832
		227,750,143
Insurance – (23.56%)
Multi-line Insurance – (5.30%)
Loews Corp. (b)	709,245	28,277,598
Property & Casualty Insurance – (10.18%)
Markel Corp. *	67,186	30,162,483
Progressive Corp.	1,041,565	24,143,477
		54,305,960
Reinsurance – (8.08%)
Alleghany Corp. *	75,318	24,787,154

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
Everest Re Group, Ltd.	197,972	$18,316,369
		43,103,523
		125,687,081
	Total Financials	442,107,279
MATERIALS – (0.00%)
Sino-Forest Corp. (Canada)*	2,123,000	0
	Total Materials	0
	TOTAL COMMON STOCK – (Identified cost $326,550,737)	473,039,277
SHORT-TERM INVESTMENTS – (9.96%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $17,626,176 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $17,978,520)	$17,626,000	17,626,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $35,525,533 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $36,235,500)	35,525,000	35,525,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $53,151,000)	53,151,000
Total Investments – (98.63%) – (Identified cost $379,701,737) – (c)		526,190,277
Other Assets Less Liabilities – (1.37%)		7,333,199
Net Assets – (100.00%)		$533,523,476
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $50,055,963 or 9.38% of the Fund's net assets as of March 31, 2012.

(b)
A portion of these securities is pledged to cover unfunded capital commitments at March 31, 2012. Unfunded capital commitments represent agreements which obligate a fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. Unfunded capital commitments are recorded when capital calls are requested. As of March 31, 2012, unfunded capital commitments amounted to $7,581,308.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2012 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $385,044,490. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$198,689,438
	Unrealized depreciation	(57,543,651)
	Net unrealized appreciation	$141,145,787

Please refer to "Notes to Schedule of Investments" on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (58.28%)
CONSUMER DISCRETIONARY – (8.69%)
Consumer Services – (0.53%)
School Specialty, Inc. *	575,363	$2,042,539
Media – (2.63%)
News Corp., Class A	511,300	10,070,053
Retailing – (5.53%)
Amazon.com, Inc. *	19,113	3,871,912
Kohl's Corp.	346,800	17,350,404
		21,222,316
	Total Consumer Discretionary	33,334,908
CONSUMER STAPLES – (3.38%)
Food & Staples Retailing – (2.82%)
Whole Foods Market, Inc.	130,000	10,817,300
Food, Beverage & Tobacco – (0.56%)
Tyson Foods, Inc., Class A	112,200	2,148,630
	Total Consumer Staples	12,965,930
ENERGY – (10.37%)
Devon Energy Corp.	193,100	13,733,272
Nabors Industries Ltd. *	656,900	11,489,181
Transocean Ltd.	266,431	14,573,776
	Total Energy	39,796,229
FINANCIALS – (5.67%)
Diversified Financials – (5.67%)
Consumer Finance – (3.13%)
ADFITECH, Inc. *	266,000	724,850
American Express Co.	195,000	11,282,700
		12,007,550
Diversified Financial Services – (2.54%)
Bank of America Corp.	885,876	8,477,834
Citigroup Inc.	35,186	1,286,048
		9,763,882
		21,771,432
	Total Financials	21,771,432
HEALTH CARE – (6.15%)
Health Care Equipment & Services – (3.00%)
Universal Health Services, Inc., Class B	274,500	11,504,295
Pharmaceuticals, Biotechnology & Life Sciences – (3.15%)
Valeant Pharmaceuticals International, Inc. (Canada)*	225,546	12,109,565
	Total Health Care	23,613,860
INDUSTRIALS – (11.01%)
Capital Goods – (8.18%)
General Electric Co.	465,200	9,336,564
Masco Corp.	529,500	7,079,415
Quanta Services, Inc. *	715,790	14,960,011
		31,375,990
Commercial & Professional Services – (2.83%)
Waste Connections, Inc.	333,750	10,856,887
	Total Industrials	42,232,877

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (4.68%)
Semiconductors & Semiconductor Equipment – (4.68%)
Fairchild Semiconductor International, Inc. *	481,897	$7,083,886
Intel Corp.	147,300	4,139,130
International Rectifier Corp. *	292,100	6,738,747
		17,961,763
	Total Information Technology	17,961,763
MATERIALS – (6.45%)
Allegheny Technologies, Inc.	63,100	2,597,827
Freeport-McMoRan Copper & Gold Inc.	195,482	7,436,135
Molycorp, Inc. *	155,000	5,243,650
Sealed Air Corp.	323,000	6,237,130
United States Steel Corp.	110,700	3,251,259
	Total Materials	24,766,001
UTILITIES – (1.88%)
AES Corp. *	551,700	7,210,719
	Total Utilities	7,210,719
TOTAL COMMON STOCK – (Identified cost $223,304,830)		223,653,719
PREFERRED STOCK – (9.78%)
FINANCIALS – (6.33%)
Diversified Financials – (4.43%)
Diversified Financial Services – (4.43%)
Citigroup Capital XII, 8.50%, TRUPS	113,800	2,919,687
Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	136,000	14,074,640
		16,994,327

Real Estate – (1.90%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	274,010	7,278,390
	Total Financials	24,272,717
INDUSTRIALS – (1.37%)
Transportation – (1.37%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	153,200	5,275,825
	Total Industrials	5,275,825
UTILITIES – (2.08%)
AES Trust III, 6.75%, Conv. Pfd.	158,738	7,986,506
	Total Utilities	7,986,506
TOTAL PREFERRED STOCK – (Identified cost $32,817,207)		37,535,048
CONVERTIBLE BONDS – (30.02%)
CONSUMER DISCRETIONARY – (2.08%)
Consumer Services – (2.08%)
School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	$10,900,000	7,984,250
	Total Consumer Discretionary	7,984,250
CONSUMER STAPLES – (5.09%)
Food, Beverage & Tobacco – (5.09%)
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	15,672,000	19,531,230
	Total Consumer Staples	19,531,230
ENERGY – (1.19%)
Transocean Inc., Conv. Sr. Notes, 1.50%, 12/15/37	4,575,000	4,552,125
	Total Energy	4,552,125

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
CONVERTIBLE BONDS – (CONTINUED)
FINANCIALS – (8.22%)
Real Estate – (8.22%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$5,650,000	$10,279,469
Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 4.25%, 08/15/18 (a)	7,720,000	7,845,450
Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	11,130,000	13,404,693
		31,529,612
	Total Financials	31,529,612
INDUSTRIALS – (2.12%)
Capital Goods – (2.12%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	2,090,000	8,151,000
	Total Industrials	8,151,000
INFORMATION TECHNOLOGY – (4.28%)
Semiconductors & Semiconductor Equipment – (4.28%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	11,635,000	16,419,894
	Total Information Technology	16,419,894
MATERIALS – (7.04%)
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	9,527,000	11,920,659
Molycorp, Inc., 144A Conv. Sr. Notes, 3.25%, 06/15/16 (a)	2,415,000	2,267,081
United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	10,816,000	12,844,000
	Total Materials	27,031,740
TOTAL CONVERTIBLE BONDS – (Identified cost $102,060,745)		115,199,851
CORPORATE BONDS – (1.76%)
CONSUMER DISCRETIONARY – (0.50%)
Retailing – (0.50%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	1,615,000	1,925,485
	Total Consumer Discretionary	1,925,485
FINANCIALS – (0.52%)
Diversified Financials – (0.17%)
Consumer Finance – (0.17%)
ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20	1,040,991	666,246
Real Estate – (0.35%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	1,330,000
	Total Financials	1,996,246
HEALTH CARE – (0.26%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.26%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (a)	1,000,000	977,500
	Total Health Care	977,500
INDUSTRIALS – (0.48%)
Capital Goods – (0.48%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	1,735,500	1,836,362
	Total Industrials	1,836,362
TOTAL CORPORATE BONDS – (Identified cost $15,290,630)		6,735,593

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Total Investments – (99.84%) – (Identified cost $373,473,412) – (c)	$383,124,211
	Other Assets Less Liabilities – (0.16%)	623,593
	Net Assets – (100.00%)	$383,747,804

T-DECS: Tangible Dividend Enhanced Common Stock
TRUPS: Trust Preferred Securities
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $21,369,500 or 5.57% of the Fund's net assets as of March 31, 2012.

(b)
This security is in default. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2012, the value of defaulted securities amounted to $1,330,000 (cost: $9,921,191) or 0.35% of the Fund's net assets.

(c)	Aggregate cost for federal income tax purposes is $373,521,392. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$64,674,012
	Unrealized depreciation	(55,071,193)
	Net unrealized appreciation	$9,602,819

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (80.76%)
FINANCIALS – (80.76%)
Real Estate – (80.76%)
Real Estate Investment Trusts (REITs) – (78.47%)
Diversified REITs – (1.99%)
Vornado Realty Trust	61,014	$5,137,379
Industrial REITs – (6.07%)
DCT Industrial Trust Inc.	1,013,900	5,982,010
EastGroup Properties, Inc.	120,410	6,046,990
Prologis, Inc.	100,000	3,602,000
		15,631,000
Office REITs – (19.38%)
Alexandria Real Estate Equities, Inc.	97,583	7,136,245
BioMed Realty Trust, Inc.	325,370	6,175,522
Boston Properties, Inc.	70,120	7,361,899
Brandywine Realty Trust	342,800	3,935,344
Coresite Realty Corp.	196,100	4,625,999
Corporate Office Properties Trust	160,518	3,725,623
Digital Realty Trust, Inc.	129,000	9,542,130
DuPont Fabros Technology Inc.	131,500	3,215,175
SL Green Realty Corp.	54,420	4,220,271
		49,938,208
Residential REITs – (16.09%)
American Campus Communities, Inc.	176,970	7,914,099
AvalonBay Communities, Inc.	58,760	8,305,726
Education Realty Trust, Inc.	508,930	5,516,801
Equity Residential	131,160	8,213,239
Essex Property Trust, Inc.	41,520	6,290,695
Post Properties, Inc.	111,540	5,226,764
		41,467,324
Retail REITs – (15.85%)
CBL & Associates Properties, Inc.	202,500	3,831,300
DDR Corp.	325,810	4,756,826
Federal Realty Investment Trust	26,370	2,552,352
Kimco Realty Corp.	245,420	4,726,789
Macerich Co.	133,010	7,681,328
Simon Property Group, Inc.	118,632	17,282,310
		40,830,905
Specialized REITs – (19.09%)
American Tower Corp.	162,620	10,248,312
CubeSmart	64,140	763,266
Entertainment Properties Trust	130,000	6,029,400
Host Hotels & Resorts Inc.	300,000	4,926,000
Plum Creek Timber Co., Inc.	114,000	4,737,840
Public Storage	44,510	6,149,947
Rayonier Inc.	149,880	6,608,209
Sunstone Hotel Investors, Inc. *	259,500	2,527,530
Ventas, Inc.	125,980	7,193,458
		49,183,962
		202,188,778

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (2.29%)
Real Estate Operating Companies – (2.29%)
Forest City Enterprises, Inc., Class A *	377,454	$5,910,930
	Total Financials	208,099,708
TOTAL COMMON STOCK – (Identified cost $175,475,021)		208,099,708
PREFERRED STOCK – (9.40%)
FINANCIALS – (9.40%)
Real Estate – (9.40%)
Real Estate Investment Trusts (REITs) – (9.40%)
Industrial REITs – (1.66%)
Prologis, Inc., 6.75%, Series M	171,000	4,280,985
Office REITs – (6.63%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	468,943	12,456,298
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	79,500	3,577,500
DuPont Fabros Technology Inc., 7.625%, Series B	41,000	1,043,450
		17,077,248
Retail REITs – (1.11%)
CBL & Associates Properties, Inc., 7.375%, Series D	114,160	2,864,560
	Total Financials	24,222,793
TOTAL PREFERRED STOCK – (Identified cost $11,279,696)		24,222,793
CONVERTIBLE BONDS – (4.43%)
FINANCIALS – (4.43%)
Real Estate – (4.43%)
Real Estate Investment Trusts (REITs) – (3.88%)
Office REITs – (3.88%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	8,760,291
SL Green Operating Partnership L.P., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,230,000	1,236,150
		9,996,441
Real Estate Management & Development – (0.55%)
Real Estate Operating Companies – (0.55%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,406,600
	Total Financials	11,403,041
TOTAL CONVERTIBLE BONDS – (Identified cost $7,068,928)		11,403,041
SHORT-TERM INVESTMENTS – (5.03%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $4,302,043 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $4,388,040)	4,302,000	4,302,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2012 (Unaudited)

Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $8,671,130 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $8,844,420)	$8,671,000	$8,671,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,973,000)	12,973,000
Total Investments – (99.62%) – (Identified cost $206,796,645) – (b)	256,698,542
Other Assets Less Liabilities – (0.38%)	971,497
Net Assets – (100.00%)	$257,670,039

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $9,996,441 or 3.88% of the Fund's net assets as of March 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $219,716,122. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$47,498,264
Unrealized depreciation	(10,515,844)
Net unrealized appreciation	$36,982,420

Please refer to “Notes to Schedule of Investments” on page 20 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts, pricing securities at a discount of a last traded price, which could mean marking a security to zero or valuing at the mid-point of a disclosed Initial Public Offering (“IPO”) estimated price range prior to launch date.  The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices on comparable securities, and sale prices to the prior or current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at value:

			Investments in Securities at Value
				Davis			Davis
	Davis		Davis	Government	Davis		Appreciation	Davis
	Opportunity		Government	Money Market	Financial		& Income	Real Estate
	Fund		Bond Fund	Fund	Fund		Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$61,695,743		$–	$–	$8,552,700		$33,334,908	$–
Consumer staples	62,310,704		–	–	14,134,400		12,965,930	–
Energy	18,275,607		–	–	8,244,898		39,796,229	–
Financials	83,574,401		–	–	392,051,316		45,319,299	228,745,001
Health care	28,686,713		–	–	–		23,613,860	–
Industrials	76,757,009		–	–	–		42,232,877	–
Information technology	104,073,197		–	–	–		17,961,763	–
Materials	19,290,638		–	–	–		24,766,001	–
Telecommunication services	3,511,955		–	–	–		–	–
Utilities	–		–	–	–		15,197,225	–
Total Level 1	458,175,967		–	–	422,983,314		255,188,092	228,745,001

Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–		162,035,573	–	–		–	–
Short-term	–		–	139,090,806	–		–	–
Convertible debt securities	–		–	–	–		115,199,851	11,403,041
Corporate debt securities	–		–	–	–		6,735,593	–
Equity securities:
Financials	–		–	–	–		724,850	3,577,500
Industrials	–		–	–	–		5,275,825	–
Short-term securities	15,319,000		4,999,000	105,587,000	53,151,000		–	12,973,000
Total Level 2	15,319,000		167,034,573	244,677,806	53,151,000		127,936,119	27,953,541

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	27,569,960		–	–	50,055,963		–	–
Materials	–	a	–	–	–	a	–	–
Total Level 3	27,569,960		–	–	50,055,963		–	–
Total Investments	$501,064,927		$167,034,573	$244,677,806	$526,190,277		$383,124,211	$256,698,542

a Includes securities valued at zero.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2012:

	Davis Opportunity Fund	Davis Financial Fund	Davis Appreciation & Income Fund
Investment Securitiesa:
Beginning balance	$662,766	$7,811,007	$1,250,200
Change in unrealized appreciation (depreciation)	(1,289,356)	(1,495,044)	–
Transfers into Level 3 from Level 2	28,196,550	43,740,000	–
Transfers out of Level 3 to Level 2	–	–	(1,250,200)
Ending balance	$27,569,960	$50,055,963	$–

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2012	$(1,289,356)	$(1,495,044)	$–

Transfers into and out of Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Davis Opportunity Fund	Davis Financial Fund
Assets Table Investments at Value:
Equity Securities:
Fair value at March 31, 2012	$27,569,960 a	$50,055,963 a

Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%
Valuation technique	Mid-point of estimated IPO price range	Mid-point of estimated IPO price range
Unobservable input	IPO price range	IPO price range
Range (weighted average)	$42-46 ($44)	$42-46 ($44)
Valuation technique		Index-based value adjustment with liquidity discount
Unobservable input		Discount rate
Amount		25%

a Includes securities valued at zero.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2012